Revenue, Receivables, and Concentration of Credit Risk	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Revenue, Receivables, and Concentration of Credit Risk
NOTE 3. Revenue, Receivables, and Concentration of Credit Risk

Medical Services Revenue
Medical services revenue consists of capitation fees under contracts with various Medicare Advantage payors (“payors”). Under the typical capitation arrangement, the Company is entitled to monthly per-member,
per-month
(“PMPM”) fees to provide a defined range of healthcare services for Medicare Advantage health plan members (“members”) attributed to the Company’s contracted primary care physicians. PMPM fees are determined as a percentage of the premium payors receive from the Centers for Medicare & Medicaid Services (“CMS”) for these members. The Company generally accepts full financial risk for members attributed to its contracted primary care physicians and, therefore, is responsible for the cost of all healthcare services required by those members. Fees are recorded gross in revenue because the Company is acting as a principal in coordinating and controlling the range of services provided (other than clinical decisions) under its capitation contracts with payors. Capitation contracts with payors are generally multi-year arrangements and have a single performance obligation that constitutes a series, as defined by Accounting Standards Codification 606,
Revenue From Contracts With Customers
, to stand ready on a monthly basis to provide all aspects of necessary medical care to members for the contracted period. The Company recognizes revenue in the month in which eligible members are entitled to receive healthcare benefits during the contract term.
The transaction price for the Company’s capitation contracts is variable, as the PMPM fees to which the Company is entitled are subject to periodic adjustment under CMS’s risk adjustment payment methodology. CMS deploys a risk adjustment model that determines premiums paid to all payors according to each member’s health status and certain demographic factors. Under this risk adjustment methodology, CMS calculates the risk adjusted premium payment using diagnosis data from various settings. The Company and healthcare providers collect and submit the accurate diagnosis data to payors and such data is utilized by the Company to estimate risk adjustment payments to be received in subsequent periods. Risk adjustment-related revenues are estimated using the most likely amount methodology and amounts are only included in revenue to the extent that it is probable that a significant reversal of cumulative revenue will not occur once any uncertainty is resolved. PMPM fees are also subject to adjustment for incentives or penalties based on the achievement of certain quality metrics defined in the Company’s contracts with payors. The Company recognizes incentive revenue as earned using the most likely amount methodology and only to the extent that it is probable that a significant reversal of cumulative revenue will not occur once any uncertainty is resolved.
Neither the Company nor any of its affiliates is a registered insurance company because state law in the states in which it operates does not require such registration for risk bearing providers.
Receivables
Receivables primarily consist of amounts due under capitation contracts with various payors. Receivables due under capitation contracts are recorded monthly based on reports received from payors and management’s estimate of risk adjustment payments to be received in subsequent periods for open performance years. Receivables are recorded and stated at the amount expected to be collected.
Concentration
The Company is economically dependent on maintaining a base of primary care and specialty care physicians as well as capitation contracts with payors. The loss of certain of those contracts could have a material adverse effect on the Company’s financial position, results of operations, or cash flows.
The Company contracts with various payors whereby the Company is entitled to monthly PMPM fees to provide a defined range of healthcare services for members attributed to its contracted primary care physicians. The Company generally accepts full financial risk for such members and, therefore, is responsible for the cost of all healthcare services required by them. Substantially all of the Company’s receivable balances are from a small number of payors.
Revenue from Medicare Advantage constitutes substantially all of the Company’s total revenue, accounting for nearly 100% of the Company’s total revenues for the three and six months ended June 30, 2021 and 2020.
The following table provides the Company’s revenue concentration with respect to major payors as a percentage of the Company’s total revenues:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Payor A	24%	38%	26%	38%
Payor B	19%	20%	20%	20%
Payor C	20%	12%	17%	12%
Payor D	11%	*	10%	*

*	Less than 10% of total revenues.
The following table provides the Company’s concentration of credit risk with respect to major payors as a percentage of receivables, net:

	June 30, 2021	December 31, 2020
Payor A	18%	38%
Payor B	24%	27%
Payor C	13%	*
Payor D	14%	*

*	Less than 10% of total receivables.

NOTE 3. Concentration of Credit Risk

The Company is economically dependent on maintaining a base of primary care and specialty care physicians as well as capitation contracts with payors. The loss of certain of those contracts could have a material adverse effect on the Company’s financial position, results of operations, or cash flows.
The Company contracts with various payors whereby the Company is entitled to monthly PMPM fees to provide a defined range of healthcare services for members attributed to its contracted primary care physicians. The Company generally accepts full financial risk for such members and therefore is responsible for the cost of all healthcare services required by them. Substantially all of the Company’s receivable balances are from a small number of payors.
Revenue from Medicare Advantage payors constitutes substantially all of the Company’s total revenue, accounting for nearly 100%, 99%, and 98% of the Company’s total revenues for years ended December 31, 2020, 2019, and 2018, respectively.
The following table provides the Company’s revenue concentrations with respect to major payors as a percentage of the Company’s total revenues:

	Year Ended December 31,
	2020	2019	2018
Payor A	38%	44%	35%
Payor B	20%	19%	17%
Payor C	11%	14%	23%
Payor D	*	11%	17%

*	Less than 10% of total revenue.
The following table provides the Company’s concentrations of credit risk with respect to major payors as a percentage of receivables, net:

	December 31,
	2020	2019
Payor A	38%	31%
Payor B	27%	20%
Payor C	*	11%
Payor D	*	19%
*	Less than 10% of total receivables.